Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restricted cash including VIE's	$ 62,727	$ 62,249
Allowance on tax certificates	7,488	8,811
Allowance on loans receivable	129,887	162,139
Allowance on notes receivable including gross securitized notes	73,260	93,398
Receivable-backed notes payable	478,098	569,214
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Redeemable Cumulative Preferred Stock, dividend rate	5.00%	5.00%
Redeemable Cumulative Preferred Stock, par value	$ 0.01	$ 0.01
Redeemable Cumulative Preferred Stock, shares authorized	15,000	15,000
Redeemable Cumulative Preferred Stock, shares issued	15,000	15,000
Redeemable Cumulative Preferred Stock, shares outstanding	15,000	15,000
Redemption value of redeemable cumulative preferred stock	$ 1,000	$ 1,000
Class A Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	70,274,972	68,521,497
Common stock, shares outstanding	70,274,972	68,521,497
Class B Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	6,859,751	6,859,751
Common stock, shares outstanding	6,859,751	6,859,751
Variable Interest Entity, Primary Beneficiary
Restricted cash including VIE's	38,913	41,243
Securitized notes receivable, gross	375,904	420,274
Receivable-backed notes payable	$ 385,140	$ 459,030